Right-of-Use Assets and Lease Liabilities – Operating Leases - Schedule of Right of Use Assets – Operating Leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Office		$ 9,471	$ 8,525
Right of use assets, net	$ 789,713	$ 9,471	$ 8,525